Components of Interest Expense Related to Convertible Debentures (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note conversion discount	$ 0	$ 14,366,161
Interest expense on 2012 debentures	0	2,174,244
Amortized deferred financing fees	0	1,709,531
Liquidated damages on 2012 debentures	0	319,221
Total Interest Expense	$ 0	$ 18,569,157